Agreements and Transactions with Related Parties (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts included in operating expenses:
Asset management fees	$ 18,553	$ 16,920	$ 11,750
Performance fees	0	3,921	11,750
Distribution of available cash	15,389	6,157	0
Personnel reimbursements	7,478	5,513	3,377
Office rent reimbursements	1,176	1,058	715
Issuance of Special Member Interest	0	34,300	0
Total amounts included in operating expenses	42,596	67,869	27,592
Transaction fees incurred
Current acquisition fees	0	147	0
Deferred acquisition fees	0	118	0
Mortgage refinancing fees	520	639	145
Total transaction fees incurred	520	904	145
Unpaid transaction fees:
Deferred acquistion fees	1,757	3,391
Subordinated disposition fees	1,197	1,116
Unpaid transaction fees	$ 2,954	$ 4,507